Summary of Significant Accounting Policies (Details) - Schedule of class A common stock subject to redemption - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Class a Common Stock Subject to Redemption [Abstract]
Gross proceeds			$ 250,000,000
Less:
Proceeds allocated to Public Warrants			(11,500,000)
Issuance costs allocated to Class A common stock			(20,699,265)
Plus:
Remeasurement of carrying value to redemption value	$ 2,095,694	$ 2,755,071	32,199,265
Class A common stock subject to possible redemption	$ 254,850,765	$ 252,755,071	$ 250,000,000